Consolidated statements of changes in stockholders' equity - MXN ($) $ in Thousands	Total	Share Capital [Member]	Treasury Shares [Member]	Accumulated Losses [Member]	Other Components of Equity [Member]	Subtotal [Member]	Non Controlling Interest [Member]	Number of Outstanding Common Shares [Member]
Balance, beginning of period at Dec. 31, 2021	$ 1,819,098	$ 2,216,733	$ (46,805)	$ (1,165,223)	$ 778,468	$ 1,783,173	$ 35,925
Balance, beginning of period (in shares) at Dec. 31, 2021								102,182,841
Net income for the year	903	0	0	3,541	0	3,541	(2,638)
Other comprehensive income	(18,977)	0	0	30,399	(49,376)	(18,977)	0
Comprehensive income for the year	(18,074)					(15,436)	(2,638)
Balance, end of period at Dec. 31, 2022	1,801,024	2,216,733	(46,805)	(1,131,283)	729,092	1,767,737	33,287
Balance, end of period (in shares) at Dec. 31, 2022								102,182,841
Capital increase (Note 16)	151,978	151,978	0	0	0	151,978	0
Capital increase (Note 16) (in shares)								72,370,286
Net income for the year	15,458	0	0	20,191	0	20,191	(4,733)
Other comprehensive income	5,917	0	0	29,158	(23,241)	5,917	0
Comprehensive income for the year	21,375					26,108	(4,733)
Balance, end of period at Dec. 31, 2023	$ 1,974,377	2,368,711	(46,805)	(1,081,934)	705,851	1,945,823	28,554
Balance, end of period (in shares) at Dec. 31, 2023	174,553,127							174,553,127
Net income for the year	$ 114,795	0	0	114,486	0	114,486	309
Other comprehensive income	19,268	0	0	28,030	(8,762)	19,268	0
Comprehensive income for the year	134,063					133,754	309
Balance, end of period at Dec. 31, 2024	$ 2,108,440	$ 2,368,711	$ (46,805)	$ (939,418)	$ 697,089	$ 2,079,577	$ 28,863
Balance, end of period (in shares) at Dec. 31, 2024	174,553,127							174,553,127